TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of income/(loss) from domestic and foreign components before income tax expenses
Income/(loss) from domestic and foreign components before income tax expenses and equity in (loss)/income of affiliates (RMB in millions):

	2022	2023	2024
Domestic	3,501	13,368	15,922
Foreign	(866)	(2,688)	1,081

Total	2,635	10,680	17,003

Schedule of composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2022	2023	2024
Current income tax expense	387	2,511	3,109
Deferred tax (benefit)/expense	295	(761)	(505)

Income tax expense	682	1,750	2,604

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2022	2023	2024
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	6%	2%	2%
— Change in fair value of equity securities investments and exchangeable senior notes	(22%)	3%	(2%)
— Others	(2%)	(2%)	(3%)
R&D expense super deduction	(16%)	(6%)	(5%)
Effect of preferential tax treatments inside mainland China	(7%)	(10%)	(6%)
Difference in tax rates of subsidiaries outside mainland China	19%	1%	1%
Changes in valuation allowance	23%	(5%)	(1%)
Withholding tax on the earnings distributed and anticipated to be remitted	—	8%	4%

Effective EIT rate	26%	16%	15%

Schedule of effect of preferential tax treatments	The following table sets forth the effect of preferential tax treatments on China operations:

	2022	2023	2024

	RMB (in millions, except per share data)
Preferential tax treatments effect	183	826	1,098
Basic net income per ADS effect	0.28	1.27	1.68
Diluted net income per ADS effect	0.28	1.23	1.59

Schedule of significant components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2023	2024
Deferred tax assets
Accrued expenses	1,044	1,454
Losses carry forwards	1,406	1,402
Accrued liability for rewards programs	177	370
Accrued staff related expenses	395	346
Others	476	394
Less: Valuation allowance of deferred tax assets	(922)	(712)

	2,576	3,254
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,350)	(3,363)
Withholding tax on undistributed earnings	(475)	(735)
	(3,825)	(4,098)

Net deferred tax liabilities	(1,249)	(844)

Schedule of movement of valuation allowances
Movement of valuation allowances were as follows (RMB in millions):

	2022	2023	2024

Balance at beginning of year	892	1,513	922
Changes in current year	621	(591)	(210)

Balance at end of year	1,513	922	712

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside mainland China and preferential tax treatments are as follows:

		2022	2023	2024
Ctrip Computer Technology	15%	(2.7%)	(3.1%)	(2.3%)
Ctrip Travel Information	15%	0.2%	(0.1%)	0.1%
Ctrip Travel Network	15%	(2.7%)	(3.2%)	(1.5%)
Chengdu Information	15%	(0.8%)	(0.8%)	(0.5%)
Beijing Hujinxinrong Technology Co., Ltd	15%	(2.2%)	(0.7%)	(0.7%)
The Company and its subsidiaries in Hong Kong, Singapore, UK and Cayman Islands	0%-25%	19.6%	1.4%	1.4%
Qunar and subsidiaries	15%	(0.2%)	(1.6%)	(1.1%)
Others	various	0.8%	(0.9%)	(0.8%)

Total		12.0%	(9.0%)	(5.4%)